Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5. Property and Equipment

Property and equipment consist of the following at December 31:

	2015	2014
Land and improvements	$1,420	$1,420
Buildings and leasehold improvements – 5 to 40	6,190	5,536
Machinery and equipment – 3 to 10	21,502	19,058
	29,112	26,014
Less accumulated depreciation	(15,891)	(13,991)
	$13,221	$12,023

The cost of assets recorded under capital leases was $7,917 and $6,571 at December 31, 2015 and 2014, respectively. Accumulated depreciation was $4,728 and $3,887, respectively. The depreciation expense from assets recorded under capital leases is included in depreciation.

Total depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $2,598, $2,442 and $2,384 respectively.